Lease Operations Lease Operations (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Leases [Abstract]
Operating lease revenue, excluding executory costs	$ 586	$ 127	$ 14
Operating Leases of Lessor Contingent Rentals Received	$ 7	$ 1